Operating expenses - Selling, General and Administrative, Additional Information (Details) € in Millions, $ in Millions	1 Months Ended	12 Months Ended
	Aug. 31, 2023 USD ($)	Dec. 31, 2023 EUR (€)	Dec. 31, 2022 EUR (€)
Disclosure Of Operating Expenses [Line Items]
Advisory fees	$ 1.5	€ 1.4
Janssen
Disclosure Of Operating Expenses [Line Items]
Legal fees		0.5
JJDC
Disclosure Of Operating Expenses [Line Items]
Legal fees		0.3
Selling, general and administrative expense
Disclosure Of Operating Expenses [Line Items]
Increase (decrease) in rent, fees, and other expenses		€ 2.1	€ (1.8)
Increase (decrease) in rent, fees, and other expenses, percentage		27.00%	(19.20%)